SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying unaudited condensed consolidated financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed consolidated financial statements.

On September 23, 2024, Karen Bach, the Company’s Chief Executive Officer and Director, notified the Board of her intention to resign as both officer and director of the Company, effective upon both of the Board’s acceptance of such resignations and the shareholders’ approval of the Company’s third extension of the deadline to consummate its Business Combination-which was held on October 9, 2024.

On October 9, 2024, the Company held an extraordinary general meeting of its shareholders. At the meeting, the Third Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from October 12, 2024 on a monthly basis up to twelve (12) times until October 12, 2025 (or such earlier date as determined by the Board) (the “Third Extension Amendment”) was approved by depositing into the Company’s trust account for each one-month extension the lesser of (a) $50,000 and (b) $0.03 for each then outstanding share after giving effect to any redemptions. In connection with the shareholders’ vote at the meeting, 1,235,698 shares were tendered for redemption for cash at an approximate price of $11.58 per share, for an aggregate of approximately $14.3 million. On October 12 and November 13, 2024, the Company made two deposits of $48,311 for November and December extension contributions, respectively, to extend the life until December 12, 2024.

On October 7, 2024, the Company received a notice from the Nasdaq’s Listing Qualifications’ Staff stating that as the Company had not completed an initial business combination within 36 months of the effective date of its registration statement in connection with its initial public offering, it was not in compliance with Nasdaq IM 5101-2 and was therefore subject to delisting. The Company had until October 14, 2024 to request a hearing before the Panel. The Company decided to request a hearing before the Panel. Trading in the Company’s securities was suspended at the opening of business on October 14, 2024. The hearing is scheduled for December 10, 2024.

Additionally, on October 7, 2024, the Company submitted its initial listing application for conducting a change of control combination for the combined company on the Nasdaq Global Market—the application used for de-SPAC (special purpose acquisition company) business combinations. On October 11, 2024, Nasdaq provided the Company with a comment letter and required documentation that the Company will need to close the initial business combination.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the accompanying financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

On January 19, 2024, the Company issued a press release announcing that the Board had elected to extend the date by which the Company has to consummate a business combination from January 12, 2024 for an additional month to February 12, 2024 and further extend March 12, 2024 and April 12, 2024. The Company’s Amended and Restated Memorandum and Articles of Association provides the Company with the right to extend the Deadline Date eighteen times for an additional one month each time, from April 12, 2023, the initial Deadline Date, to up to October 12, 2024. In connection with the tenth Extension, the Board delivered the Sponsor a written request to draw down $50,000 under its previously-disclosed promissory note. The Sponsor deposited $50,000 each into the Company’s trust account in connection with the tenth, eleventh and twelfth Extension on January 12, 2024, February 17, 2024 and March 12, 2024, respectively.